Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Leases	This lease is on a fixed payment basis. None of the leases include contingent rentals.
Description of lease	Lease term
Office at Hung Hom, Hong Kong	2 years from July 16, 2023 to July 15, 2025
Office at Hung Hom, Hong Kong	2 years from July 16, 2025 to July 15, 2027
	2025	2026	2026
	HK$	HK$	US$
Right-of-use assets	134,352	532,611	67,935

Operating lease liabilities – current	134,352	397,457	50,696
Operating lease liabilities – non-current	—	135,154	17,239
	134,352	532,611	67,935

Weighted average remaining lease term (in years)	0.3	1.3
Weighted average discount rate (%)	5.9	3.0

Schedule of Remaining Contractual Maturities

(b) The following table sets forth the remaining contractual maturities of the Company:

	HK$	US$
For the year ended March 31,
2027	408,000	52,041
2028	136,000	17,347
Total future lease payments	544,000	69,388
Less: imputed interest	(11,389)	(1,453)
Present value of lease liabilities	532,611	67,935